4. Financing Receivables (By Classification) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans receivable, net	$ 4,045	$ 3,604	$ 4,580
Pass
Loans receivable, net	4,045	3,604
Special Mention
Loans receivable, net	0	0
Classified - accruing
Loans receivable, net	0	0
Classified - nonaccrual
Loans receivable, net	$ 0	$ 0